Document and Entity Information	Nov. 18, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001415311
Document Type	8-K
Document Period End Date	Nov. 18, 2024
Entity Registrant Name	ProShares Trust II
Entity Incorporation State Country Code	DE
Entity File Number	001-34200
Entity Tax Identification Number	87-6284802
Entity Address, Address Line One	c/o ProShares Trust II
Entity Address, Address Line Two	7272 Wisconsin Avenue
Entity Address, Address Line Three	21st Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(240)
Local Phone Number	497-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Pro Shares Ultra Silver 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Silver
Trading Symbol	AGQ
Security Exchange Name	NYSEArca
Pro Shares Ultra Bloomberg Natural Gas 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Bloomberg Natural Gas
Trading Symbol	BOIL
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Euro Member 12 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Euro
Trading Symbol	EUO
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Gold 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Gold
Trading Symbol	GLL
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Bloomberg Natural Gas 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Bloomberg Natural Gas
Trading Symbol	KOLD
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Bloomberg Crude Oil 6 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Bloomberg Crude Oil
Trading Symbol	SCO
Security Exchange Name	NYSEArca
Pro Shares Short Vix Short Term Futures Etf Member 16 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Short VIX Short-Term Futures ETF
Trading Symbol	SVXY
Security Exchange Name	CboeBZX
Pro Shares Ultra Bloomberg Crude Oil 7 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Bloomberg Crude Oil
Trading Symbol	UCO
Security Exchange Name	NYSEArca
Pro Shares Ultra Gold 8 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Gold
Trading Symbol	UGL
Security Exchange Name	NYSEArca
Pro Shares Ultra Euro 9 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Euro
Trading Symbol	ULE
Security Exchange Name	NYSEArca
Pro Shares Ultra Vix Short Term Futures Etf 13 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra VIX Short-Term Futures ETF
Trading Symbol	UVXY
Security Exchange Name	CboeBZX
Pro Shares Vix Mid Term Futures Etf 14 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares VIX Mid-Term Futures ETF
Trading Symbol	VIXM
Security Exchange Name	CboeBZX
Pro Shares Vix Short Term Futures Etf 15 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares VIX Short-Term Futures ETF
Trading Symbol	VIXY
Security Exchange Name	CboeBZX
Pro Shares Ultra Yen 10 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares Ultra Yen
Trading Symbol	YCL
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Yen 11 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Yen
Trading Symbol	YCS
Security Exchange Name	NYSEArca
Pro Shares Ultra Short Silver 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	ProShares UltraShort Silver
Trading Symbol	ZSL
Security Exchange Name	NYSEArca